UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of June 30, 2017 (Unaudited)

Deutsche GNMA Fund

		Principal Amount ($) (a)	Value ($)
Government National Mortgage Association 95.7%
Government National Mortgage Association:
2.99%, with various maturities from 3/15/2042 until 6/15/2042		1,852,046	1,871,029
3.0%, with various maturities from 9/15/2042 until 7/1/2047 (b)		568,287,099	574,360,055
3.1%, with various maturities from 10/15/2041 until 2/15/2042		2,748,817	2,794,617
3.25%, with various maturities from 9/15/2042 until 11/15/2042		3,752,506	3,854,259
3.5%, with various maturities from 11/20/2041 until 7/1/2047 (b)		486,945,890	505,791,224
4.0%, with various maturities from 8/20/2030 until 5/20/2047		276,411,579	292,665,647
4.25%, with various maturities from 3/15/2041 until 10/15/2041		994,431	1,056,019
4.49%, with various maturities from 6/15/2041 until 7/15/2041		1,487,052	1,594,548
4.5%, with various maturities from 6/20/2033 until 4/20/2047		126,732,528	137,017,406
4.55%, 1/15/2041		3,139,113	3,382,737
4.625%, 5/15/2041		309,556	334,471
5.0%, with various maturities from 3/20/2029 until 7/20/2041		123,996,617	136,517,266
5.5%, with various maturities from 1/15/2034 until 6/15/2042		111,200,779	125,489,923
6.0%, with various maturities from 12/15/2022 until 2/20/2039		92,571,597	106,737,390
6.5%, with various maturities from 6/20/2032 until 3/20/2041		17,651,138	19,960,094
7.0%, with various maturities from 9/15/2035 until 4/20/2039		2,943,190	3,263,257
7.5%, with various maturities from 6/20/2022 until 8/20/2032		143,443	172,180
Total Government National Mortgage Association (Cost $1,929,463,367)			1,916,862,122
Asset-Backed 1.9%
Automobile Receivables 0.3%
AmeriCredit Automobile Receivables Trust, "A3", Series 2017-1, 1.87%, 8/18/2021		5,670,000	5,668,148
Credit Card Receivables 0.7%
Chase Issuance Trust, "A", Series 2017-A2, 1.559% *, 3/15/2024		14,540,000	14,583,992
Miscellaneous 0.9%
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047 (b)		17,740,000	17,728,912
Total Asset-Backed (Cost $37,949,808)			37,981,052
Commercial Mortgage-Backed Securities 0.8%
Fannie Mae Grantor Trust, "A", Series 2017-T1, 2.898%, 6/25/2027		6,000,000	5,958,164
FHLMC Multifamily Structured Pass-Through Securities, "X1", Series K055,Intrest only, 1.502% **, 3/25/2026		99,567,649	9,661,049
Total Commercial Mortgage-Backed Securities (Cost $15,704,755)			15,619,213
Collateralized Mortgage Obligations 17.0%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037		358,153	68,039
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032		677,212	600,492
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037		346,285	313,018
"PT", Series 3586, 1.646% *, 2/15/2038		4,513,365	4,077,786
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025		674,175	14,819
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		9,877,652	463,327
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025		1,807,436	94,094
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025		2,050,424	77,305
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025		2,197,882	137,789
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026		1,240,290	92,896
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027		1,867,520	149,950
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		1,888,118	161,212
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		4,233,246	406,045
"CZ", Series 4113, 3.0%, 9/15/2042		4,515,503	4,260,860
"EI", Series 3749, Interest Only, 3.5%, 3/15/2025		2,008,484	132,539
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		10,348,714	1,482,700
"C25", Series 304, Interest Only, 4.0%, 10/15/2041		22,216,671	4,590,800
"C1", Series 329, Interest only, 4.0%, 12/15/2041		35,374,406	6,765,400
"UA", Series 4298, 4.0%, 2/15/2054		4,550,584	4,669,659
"UZ", Series 4339, 4.0%, 2/15/2054		8,884,752	9,360,968
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		10,551,202	885,329
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		35,278,566	7,431,688
"C28", Series 303, Interest only, 4.5%, 1/15/2043		45,512,903	9,689,251
"57", Series 256, Interest Only, 5.0%, 3/15/2023		550,410	30,103
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033		317,156	62,528
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040		1,586,211	141,715
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043		15,422,066	3,558,926
"A", Series 172, Interest Only, 6.5%, 1/1/2024		153,982	22,515
"C22", Series 324, Interest Only, 6.5%, 4/15/2039		19,710,016	4,845,677
Federal National Mortgage Association:
"CO", Series 2013-117, Principal Only, Zero Coupon, 5/25/2033		3,463,499	2,292,064
"AY", Series 2013-6, 2.0%, 2/25/2043		1,244,000	1,063,370
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026		1,929,813	109,252
"IB", Series 2013-35, Interest Only, 3.0%, 4/25/2033		18,769,131	2,738,519
"Z", Series 2013-44, 3.0%, 5/25/2043		4,069,476	3,893,117
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024		1,359,533	20,875
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025		1,555,967	16,767
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043		12,219,466	2,302,762
"LZ", Series 2013-6, 3.5%, 2/25/2043		855,344	842,590
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		634,518	11,492
"4", Series 406, Interest Only, 4.0%, 9/25/2040		8,144,364	1,583,302
"C2", Series 410, Interest Only, 4.0%, 4/25/2042		8,424,282	1,752,538
"25", Series 351, Interest Only, 4.5%, 5/25/2019		484,714	12,488
"20", Series 334, Interest Only, 5.0%, 3/25/2018		113,093	924
"21", Series 334, Interest Only, 5.0%, 3/25/2018		143,276	1,170
''23", Series 339, Interest Only, 5.0%, 6/25/2018		111,177	1,193
"27", Series 351, Interest Only, 5.0%, 4/25/2019		269,083	7,706
"26", Series 381, Interest Only, 5.0%, 12/25/2020		142,063	7,083
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046		40,627,627	7,841,355
"KT", Series 2007-32, 5.5%, 4/25/2037		1,145,158	1,277,514
"UI", Series 2010-126, Interest only, 5.5%, 10/25/2040		17,714,974	3,650,983
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044		21,361,869	5,259,865
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046		18,131,857	4,047,826
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040		2,547,609	144,790
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040		2,519,669	1,031,032
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035		1,351,150	1,045,860
"KO", Series 2013-38, Principal Only, Zero Coupon, 1/20/2043		2,325,858	1,339,655
"PB", Series 2012-90, 2.5%, 7/20/2042		7,000,000	6,283,866
"BZ", Series 2013-79, 3.0%, 5/20/2043		11,301,463	10,862,719
"LZ", Series 2013-180, 3.0%, 11/16/2043		22,812,102	21,963,223
"WZ", Series 2014-99, 3.0%, 7/16/2044		8,791,691	8,415,202
"MT", Series 2015-92, 3.0%, 1/20/2045		10,000,000	9,695,623
"PY", Series 2015-123, 3.0%, 9/20/2045		10,688,000	10,317,016
"GU", Series 2016-5, 3.0%, 1/20/2046		5,017,000	5,025,048
"LM", Series 2016-18, 3.0%, 2/20/2046		6,644,000	6,527,585
"AC", Series 2016-19, 3.0%, 2/20/2046		8,114,000	7,994,402
"AC", Series 2016-23, 3.0%, 2/20/2046		7,591,682	7,454,061
"ZB", Series 2016-161, 3.0%, 11/20/2046		23,547,776	22,148,699
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		4,882,382	460,706
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039		14,434,422	1,124,747
"AD", Series 2014-190, 3.5%, 8/20/2040		7,386,614	7,680,589
"JI", Series 2013-10, Interest only, 3.5%, 1/20/2043		21,242,974	4,189,592
"ID", Series 2013-70, Interest only, 3.5%, 5/20/2043		9,350,268	1,678,912
"MZ", Series 2014-27, 3.5%, 12/20/2043		3,707,728	3,749,443
"EP", Series 2013-147, 3.625%, 12/20/2039		5,669,000	5,919,188
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040		37,474,118	3,486,963
"Z", Series 2014-4, 4.0%, 1/20/2044		12,610,332	13,688,525
"LZ", Series 2014-44, 4.0%, 3/16/2044		8,375,366	9,187,748
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		9,406,320	1,237,869
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018		665,034	13,592
"ZC", Series 2003-86, 4.5%, 10/20/2033		955,690	1,025,211
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037		140,804	1,641
"TI", Series 2010-115, Interest Only, 4.5%, 10/20/2037		339,140	3,901
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037		412,301	5,820
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038		1,500,000	122,453
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039		1,252,020	69,851
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		7,649,584	1,288,239
"ZA", Series 2010-3, 4.5%, 1/20/2040		4,185,968	4,569,892
"ZV", Series 2011-73, 4.5%, 5/20/2041		26,284,260	28,430,228
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		8,420,062	1,300,517
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		5,846,446	1,038,979
"ZB", Series 2004-31, 5.0%, 4/20/2034		4,144,252	4,513,411
"ZA", Series 2006-47, 5.0%, 8/16/2036		9,147,210	9,973,667
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038		532,495	17,366
"UZ", Series 2010-37, 5.0%, 3/20/2040		1,560,235	1,829,933
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023		297,602	8,906
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023		444,804	18,036
"PC", Series 2003-19, 5.5%, 3/16/2033		2,134,187	2,352,911
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033		428,652	26,103
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034		553,761	17,824
"Z", Series 2006-12, 5.5%, 3/20/2036		120,509	149,488
"HZ", Series 2009-43, 5.5%, 6/20/2039		2,570,620	2,991,686
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039		331,067	22,498
"DZ", Series 2009-106, 5.5%, 11/20/2039		219,832	276,982
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042		9,665,025	2,330,026
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035		621,736	125,657
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		914,879	230,873
"SB", Series 2014-81, 12.198% *, 6/20/2044		636,115	824,965
Total Collateralized Mortgage Obligations (Cost $328,780,387)			339,555,904
U.S. Government Agency Sponsored Pass-Throughs 5.6%
Federal Home Loan Mortgage Corp., 7.0%, 10/1/2038		164,313	180,618
Federal National Mortgage Association:
3.0%, 7/1/2047 (b)		111,800,000	111,649,271
4.0%, 9/1/2040		743,953	788,174
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $113,566,355)			112,618,063
Government & Agency Obligations 11.4%
Other Government Related 1.0%
The European Financial Stability Facility, REG S, 1.25%, 5/24/2033	EUR	17,836,000	19,979,721
Sovereign Bonds 3.2%
Government of Australia, Series 150, REG S, 3.0%, 3/21/2047	AUD	29,956,000	20,947,606
Government of New Zealand, Series 0427, REG S, 4.5%, 4/15/2027	NZD	27,600,000	22,788,851
Kingdom of Norway, Series 479, 144A, REG S, 1.75%, 2/17/2027	NOK	167,500,000	20,252,679
			63,989,136
U.S. Treasury Obligations 7.2%
U.S. Treasury Bills:
0.59% ***, 8/10/2017 (c)		6,844,000	6,837,704
0.723% ***, 8/10/2017 (c)		653,000	652,399
U.S. Treasury Bond, 2.875%, 11/15/2046		6,050,000	6,083,323
U.S. Treasury Notes:
0.75%, 10/31/2017 (d) (e)		45,000,000	44,948,700
1.75%, 5/31/2022		86,000,000	85,496,126
			144,018,252
Total Government & Agency Obligations (Cost $228,437,110)			227,987,109
Corporate Bond 0.3%
DNB Boligkreditt AS, 144A, 2.5%, 3/28/2022 (Cost $6,980,400)		7,000,000	7,044,471
		Shares	Value ($)
Cash Equivalents 3.1%
Deutsche Central Cash Management Government Fund, 1.03% (f) (Cost $61,786,784)		61,786,784	61,786,784
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,722,668,966) †		135.8	2,719,454,718
Other Assets and Liabilities, Net		(35.8)	(717,295,540)
Net Assets		100.0	2,002,159,178

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2017.
**	These securities are shown at their current rate as of June 30, 2017.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $2,722,839,141. At June 30, 2017, net unrealized depreciation for all securities based on tax cost was $3,384,423. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,613,717 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,998,140.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	At June 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At June 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	At June 30, 2017, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

U.S. Treasury Long Bond	USD	9/20/2017	309	47,489,438	290,388

At June 30, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year U.S. Treasury Note	USD	9/29/2017	654	141,335,532	141,779
Euro-BTP Italian Government Bond	EUR	9/7/2017	295	45,533,281	657,017
Euro-OAT French Government Bond	EUR	9/7/2017	216	36,630,658	46,427
Federal Republic of Germany Euro-Bund	EUR	9/7/2017	110	20,336,774	369,207
Ultra 10 Year U.S. Treasury Note	USD	9/20/2017	204	27,501,750	171,998
Ultra Long U.S. Treasury Bond	USD	9/20/2017	838	139,003,250	(2,620,560)
United Kingdom Long Gilt Bond	GBP	9/27/2017	410	67,054,927	1,223,068
Total net unrealized depreciation					(11,064)

At June 30, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation ($)

6/15/2017 6/15/2047	812,400,000	Fixed — 0.811%	Floating — 6-Month LIBOR	52,876	52,876
6/15/2017 6/15/2022	4,459,600,000	Floating — 6-Month LIBOR	Fixed — 0.105%	9,652	9,652
Total unrealized appreciation				62,528

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at June 30, 2017 is 1.30%.

At June 30, 2017, open total return swap contracts were as follows: Bilateral Swaps
Expiration Date	Notional Amount ($)	Fixed Cash Flows Received	Pay/Receive Return of the Reference Index	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

1/12/2041	8,058,677[1]	4.0%	Markit IOS INDEX FN30.400.10	39,940	—	39,940

Counterparties:
1	Goldman Sachs & Co.

As of June 30, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	21,717,717	NZD	30,667,400	8/1/2017	742,061	Australia & New Zealand Banking Group Ltd.
USD	22,355,303	AUD	29,900,000	8/30/2017	608,194	Australia & New Zealand Banking Group Ltd.
NZD	28,400,000	CAD	27,195,130	9/14/2017	213,580	Citigroup, Inc.
USD	20,380,208	CAD	26,900,000	9/25/2017	391,351	Canadian Imperial Bank of Commerce
Total unrealized appreciation					1,955,186
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
NZD	15,333,700	USD	10,481,274	8/1/2017	(748,615)	Australia & New Zealand Banking Group Ltd.
NZD	16,961,705	USD	12,211,836	8/1/2017	(210,350)	BNP Paribas
NZD	31,103,895	USD	22,365,100	8/16/2017	(408,130)	Australia & New Zealand Banking Group Ltd.
AUD	29,900,000	USD	22,220,634	8/30/2017	(742,863)	Citigroup, Inc.
NOK	173,248,922	USD	20,516,078	9/8/2017	(263,805)	Citigroup, Inc.
CAD	27,227,108	NZD	28,400,000	9/14/2017	(238,270)	BNP Paribas
CAD	26,900,000	USD	20,697,355	9/25/2017	(74,205)	Canadian Imperial Bank of Commerce
NOK	173,100,000	EUR	17,953,964	9/26/2017	(167,756)	Goldman Sachs & Co.
EUR	18,228,728	NOK	173,100,000	9/26/2017	(147,523)	Danske Bank AS
AUD	28,389,000	USD	21,649,168	9/29/2017	(145,633)	Australia & New Zealand Banking Group Ltd.
EUR	17,591,000	USD	20,189,805	10/5/2017	(5,333)	Citigroup, Inc.
Total unrealized depreciation					(3,152,483)

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Government National Mortgage Association	$—	$1,916,862,122	$—	$1,916,862,122
Asset-Backed	—	37,981,052	—	37,981,052
Commercial Mortgage-Backed Securities	—	15,619,213	—	15,619,213
Collateralized Mortgage Obligations	—	339,555,904	—	339,555,904
U.S. Government Agency Sponsored Pass-Throughs	—	112,618,063	—	112,618,063
Government & Agency Obligations	—	227,987,109	—	227,987,109
Corporate Bond	—	7,044,471	—	7,044,471
Short-Term Investments	61,786,784	—	—	61,786,784
Derivatives (h)
Futures Contracts	2,899,884	—	—	2,899,884
Interest Rate Swap Contracts	—	62,528	—	62,528
Total Return Swap Contracts	—	39,940	—	39,940
Forward Foreign Currency Exchange Contracts	—	1,955,186	—	1,955,186
Total	$64,686,668	$2,659,725,588	$—	$2,724,412,256
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(2,620,560)	$—	$—	$(2,620,560)
Forward Foreign Currency Exchange Contracts	—	(3,152,483)	—	(3,152,483)
Total	$(2,620,560)	$(3,152,483)	$—	$(5,773,043)

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ (1,197,297)
Interest Rate Contracts	$ 279,324	$ 62,528	$ —
Total Return Swap Contracts	$ —	$ 39,940	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche GNMA Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2017